Schedule of Segment Reporting (Details) - Globallink Investment Inc [Member] - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Professional service fee in connection with Business Combination							$ (803,128)	$ (96,800)
Franchise tax expense	$ (50,000)	$ 6,338	$ (50,000)	$ (50,000)	$ (93,662)	$ (133,956)	(143,662)	(183,956)
Other general and administrative expenses and tax expenses							(766,582)	(895,068)
Total operating expenses	337,590	(597,133)	309,829	(321,537)	1,404,334	849,621	(1,713,372)	(1,175,824)
Income on cash and investments held in Trust Account	$ 349,494	$ 342,667	$ 621,793	$ 1,257,477	$ 1,036,806	$ 2,550,909	$ 1,285,520	$ 3,090,407